CONCENTRATIONS AND RISKS	6 Months Ended
Jun. 30, 2025
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND RISKS

19. CONCENTRATIONS AND RISKS

Concentrations

Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of accounts receivable. The Company conducts credit evaluations of its customers, and generally does not require collateral or other security from them. The Company evaluates its collection experience and long-outstanding balances to determine the need for an allowance for expected credit losses accounts. The Company conducts periodic reviews of the financial condition and payment practices of its customers to minimize collection risk on accounts receivable.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total revenue:

	For the six-month period ended June 30,
	2024	2025	2025
	SGD’000	SGD’000	USD’000
Amount of the Company’s revenue
Customer A	5,159	1,010	794
Customer B	1,230	1,077	847
Customer C	*	811	638

*	Revenue from relevant customer was less than 10% of the Group’s total revenue for the respective period.

The following table sets forth a summary of single customers who represent 10% or more of the Company’s total accounts receivable:

	As of December 31, 2024	As of June 30, 2025	As of June 30, 2025
	SGD’000	SGD’000	USD’000
Amount of the Company’s accounts receivable
Customer A	1,592	419	329
Customer B	573	500	393
Customer C	762	**	**

**	Account receivable from relevant customer was less than 10% of the Group’s total accounts receivable for the respective period.

The following table sets forth a summary of suppliers who represent 10% or more of the Company’s total purchases:

	For the six-month period ended June 30,
	2024	2025	2025
	SGD’000	SGD’000	USD’000
Amount of the Company’s purchase
Supplier A	875	828	651
Supplier B	619	629	495
Supplier C	#	#	#

#	Purchase from relevant supplier was less than 10% of the Group’s total purchase for the respective period.

The following table sets forth a summary of single suppliers who represent 10% or more of the Company’s total accounts payable:

	As of December 31, 2024	As of June 30, 2025	As of June 30, 2025
	SGD’000	SGD’000	USD’000
Amount of the Company’s accounts payable
Supplier A	##	##	##
Supplier B	117	112	88
Supplier C	80	83	65
Supplier D	##	85	67

##	Accounts payable from relevant supplier was less than 10% of the Group’s total accounts payable for the respective period.

Credit Risk

Credit risk is the potential financial loss to the Company resulting from the failure of a customer or a counterparty to settle its financial and contractual obligations to the Company, as and when they fall due. As the Company does not hold any collateral, the maximum exposure to credit risk is the carrying amounts of trade and other receivables (excluding prepayments), financial instruments, and cash and bank deposits presented on the unaudited consolidated balance sheets. The Company has no other financial assets that carry significant exposure to credit risk.

Liquidity Risk

Liquidity risk is the risk that the Company will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset. The Company’s approach to managing liquidity is to ensure, as far as possible, that it will always have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable losses or risking damage to the Company’s reputation.

Typically, the Company ensures that it has sufficient cash on demand to meet expected operational expenses for a period of 60 days, including the servicing of financial obligations; this excludes the potential impact of extreme circumstances that cannot reasonably be predicted, such as natural disasters.